Derivatives and Hedging Activity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivatives and Hedging Activity (Textual) [Abstract]
Cash flow hedge ineffectiveness in earnings	less than a $1,000	less than a $1,000	less than a $1,000
Loss reclassified from Other Comprehensive Income/(Loss) to earnings	$ 58,000
Estimated additional accumulated other comprehensive Income/(Loss) transferred to interest expense	6,300,000
Income (Loss) in fair value of derivatives not designated in hedging relationships recorded directly in earnings	(23,000)	(991,000)	593,000
Fair value of derivatives in a net liability position	14,400,000
Payment required to pay for contract termination	$ 14,400,000